Statements of Cash Flows (USD $)	12 Months Ended		32 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating activities
Net Loss	$ (62,443)	$ (36,865)	$ (100,098)
Changes in operating assets and liabilities:
Increase (decrease) in accounts payable	(7,122)		5,087
Increase in accounts payable - related party	11,908	12,209	11,908
Net cash used by operating activities	(57,657)	(24,656)	(83,103)
Financing activities
Proceeds from notes payable	3,240		3,240
Repayments of note payable	2,500		2,500
Proceeds from related party payable	2,409	4,415	7,614
Repayments of related party payable	2,005		2,005
Issuances of common stock	4,500	93,000	99,500
Receipt of stock receivable	5,500	(5,500)
Net cash provided by financing activities	11,144	91,915	105,849
Net increase (decrease) in cash	(46,513)	67,259	22,746
Cash - beginning of the period	69,259	2,000
Cash - ending of the period	22,746	69,259	22,746
Supplemental disclosures
Interest paid
Income taxes paid
Recission of shares issued for cash classified as accounts payable	$ 1,000		$ 1,000